INCOME TAXES (DETAILS 3) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Deferred tax liability:
Property, plant and equipment	$ 34	$ 35
Deferred tax asset:
Tax loss carryforwards	(614)	(725)
Valuation allowance	612	722	$ 803	$ 805
Total net deferred tax asset	(2)	(3)
Net deferred tax liability	$ 32	$ 32